Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities	$ 418,164	$ 376,499
Trade payables and other	30,764	123,036
Accounts payable and accrued liabilities	448,928	499,535
Consultants and Professional Fees
Accrued liabilities	311,635	151,427
Board of Directors' Fees
Accrued liabilities	0	22,500
Deferred Gain on Sale of Aircraft (Current)
Accrued liabilities	0	155,301
Payroll (Wages Payable and Vacation Pay)
Accrued liabilities	$ 106,529	$ 47,271